Reconciliation of Differences Between the Statutory Tax Rate and the Effective Income Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory tax rate	41.00%	41.00%	41.00%
Increase (reduction) in taxes resulting from:
Tax benefit in foreign subsidiaries	(21.60%)	(23.20%)	(18.90%)
Tax (benefit) on undistributed earnings	(0.10%)	3.30%	(1.10%)
Valuation allowance	(1.70%)	0.40%	3.60%
Liabilities for unrecognized tax benefits	5.50%	3.40%	(0.20%)
Accumulated earnings tax of foreign subsidiaries	0.30%	(0.10%)	1.00%
Other	(0.10%)	(1.50%)	1.00%
Effective income tax rate	23.30%	23.30%	26.40%